Restructuring (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Activity of Accrued Restructuring Expenses

The following table summarizes the activity of accrued restructuring expense as of December 31, 2013 related to the closing of the Company’s Vancouver discovery research operations:

	Balance at December 31, 2011	Charges	Payments	Other	Balance at December 31, 2012	Payments	Balance at December 31, 2013
Termination benefits	$—	$1,101	$(1,067)	$—	$34	$(34)	$—
Facilities	—	(7)	—	7	—	—	—

Total	$—	$1,094	$(1,067)	$7	$34	$(34)	$—